Schedule II - Valuation and Qualifying Accounts (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful accounts	$ 4	$ 3	$ 1
Allowance for doubtful accounts [Member] | Brake North America and Asia group [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful accounts		$ 1